Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs

This caption is made up as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Interest on Club Deal promissory note and loan, note 13(c)	48,471	59,077	59,643
Interest on senior notes, note 13 (b.2)	38,603	38,603	38,690
Tax interest	2,143	11	166
Amortization of issuance costs of senior notes	1,328	1,328	1,249
Interest on lease liabilities	1,141	730	573
Financial cost of cash flow hedging instruments	-	-	1,730
Counterparty credit risk in cross currency swaps	-	-	12
Interest for bank overdraft	-	-	31
Other	338	3	127

Total interest expense	92,024	99,752	102,221
Unwinding of discount of provisions, note 12	1,012	556	1,824
	93,036	100,308	104,045